Consolidated Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2013	Mar. 31, 2013
Statement of Financial Position [Abstract]
Dividend rate redeemable	$ 1	$ 1
Common shares issued	135,460,867	135,460,867
Common shares outstanding	135,460,867	135,460,867